Croft Value Fund
Investment Objective
The Value Fund’s investment objective is growth of capital.
Fees And Expenses
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Croft Value Fund Class I
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Croft Value Fund Class I
Management Fees		0.94%
Distribution (12b-1) Fees		none
Other Expenses		0.09%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		1.05%
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Croft Value Fund Class I	107	334	579	1,283

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.97% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks of U.S. and foreign companies that Croft-Leominster, Inc. (the “Manager”) believes are undervalued.  The Manager's investment philosophy is value-oriented and at times somewhat contrarian to the marketplace.  The Manager employs a disciplined, bottom-up approach to select securities for investment, but generally does not attempt to time the market, reach for speculative gains, or overly rely on top-down macro-economic trends.  The Manager applies this philosophy toward its goal of capital appreciation and reduced risk.

The Manager aims to invest in a diversified portfolio of companies, without regard to capitalization, that collectively have a lower projected price to earnings ratio than the market, a higher projected rate of earnings growth relative to the market, and what the Manager believes to be reduced risk levels relative to the general averages. The Manager also takes into consideration other valuation measures such as price to cash flow and price to book value.  In making investment decisions for the Fund, the Manager considers the underlying value of a company’s assets, including resource reserves and land assets, and other factors. The Manager generally sells a security when it reaches its full potential value based on a fundamental analysis, or when the Manager perceives the risk return ratio has become unfavorable.

Principal Investment Risks

Investing in common stocks involves risk and you may lose all or a substantial part of your investment. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations because the Fund’s shares will fluctuate in value based on fluctuations in the value of the equity securities held in the Fund’s portfolio.

The stocks in which the Fund invests may not be undervalued as expected.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, value-oriented funds may under-perform when growth investing is in favor.

Many individual securities may be riskier than the market and experience abrupt short-term price movements and may result in possible loss of money on your investment.

The Fund’s investments in smaller capitalization companies are subject to the risk that the earnings and prospects of smaller companies are more volatile than larger companies and may experience higher failure rates than do larger companies.

Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Fund Performance

Because the Fund has only recently commenced operations of Class I shares, no performance information is available.  The bar chart below shows performance of Class R shares of the Fund, which are offered by a separate prospectus, for the last ten calendar years.  The performance information that follows illustrates the variability of the Fund’s Class R share’s returns, which provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s Class R share’s performance from year to year.  The table shows how the average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  Updated performance information is available at www.croftfunds.com or by calling 1-800-746-3322.

*The year-to-date return as of March 31, 2012 was 12.55%.

During the years displayed in the bar charts, the highest and lowest return for an individual calendar quarter was as follows:

Highest                  For the                   Lowest                   For the

Quarterly               Quarter                   Quarterly               Quarter

Return                    Ended                     Return                    Ended

21.66%                   6/30/09                   -25.40%                  12/31/08

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Croft Value Fund	1 Year	5 Years	10 Years
- Comparison Index - S&P 500 (reflects no deductions for fees, expenses or taxes)	2.10%	(0.24%)	2.88%
Class R	(7.03%)	0.68%	4.34%
Class R Returns after Taxes on Distributions	(7.21%)	0.30%	3.79%
Class R Returns After Taxes on Distributions and Sale of Fund Shares	(4.57%)	0.44%	3.56%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.